Summary of Significant Accounting Policies	12 Months Ended
Sep. 30, 2024
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of consolidation

The accompanying consolidated financial statements have been prepared in accordance with U.S. GAAP and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). The accompanying consolidated financial statements include the financial statements of the Company, its wholly owned subsidiaries, the VIE, and the VIE’s subsidiaries. All inter-company balances and transactions are eliminated upon consolidation.

Uses of estimates

In preparing the consolidated financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates are based on information as of the date of the consolidated financial statements. Significant estimates required to be made by management include, but are not limited to, the expected credit losses for receivables, valuation of inventories, useful lives of property, plant and equipment and land use right, the recoverability of long-lived assets, and realization of deferred tax assets. Actual results could differ from those estimates.

Cash

Cash includes currency on hand and deposits held by banks that can be added or withdrawn without limitation. The Company maintains most of its bank accounts in the PRC. Cash balances in bank accounts in PRC are not insured by the Federal Deposit Insurance Corporation or other programs. As of September 30, 2024 and 2023, the Company does not have any cash equivalents.

Short-term investments

The Company’s short-term investments consist of wealth management financial products purchased from PRC banks or financial institution with maturities within one year. The banks or financial institution invest the Company’s funds in certain financial instruments including money market funds, bonds or mutual funds, with rates of return on these investments ranging from 1.6% to 6.0% per annum. The carrying values of the Company’s short-term investments approximate fair value due to their short-term maturities. The interest earned is recognized in the consolidated statements of comprehensive income over the contractual term of these investments.

The Company had short-term investments of $18,621,251 and $9,768,835 as of September 30, 2024 and 2023, respectively. The Company recorded interest income of $678,411, $117,213 and $107,510 for the years ended September 30, 2024, 2023 and 2022, respectively.

Accounts receivable, net

Accounts receivable are presented net of allowance for credit losses. Delinquent account balances are written-off against the allowance for credit losses after management has determined that the likelihood of collection is not probable. As of September 30, 2024 and 2023, allowance for credit losses amounted to $81,734 and $125,448, respectively.

Credit Losses

On October 1, 2023, the Company adopted Accounting Standards Update 2016-13 “Financial Instruments – Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments,” which replaces the incurred loss methodology with an expected loss methodology that is referred to as the current expected credit loss (“CECL”) methodology. The adoption of the credit loss accounting standard has no material impact on the Company’s consolidated financial statements as of October 1, 2023.

The Company’s account receivables and other receivables included in prepaid expenses and other current assets on the consolidated balance sheets are within the scope of ASC Topic 326. The Company makes estimates of expected credit and collectability trends for the allowance for credit losses based upon assessment of various factors, including historical experience, the age of the accounts receivable and other receivables balances, credit-worthiness of the customers and other debtors, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect its ability to collect from the customers and other debtors. The Company also provides specific provisions for allowance when facts and circumstances indicate that the receivable is unlikely to be collected.

Expected credit losses are recorded as allowance for credit losses on the consolidated statements of comprehensive income. After all attempts to collect a receivable have failed, the receivable is written off against the allowance. In the event the Company recovers amounts previously reserved for, the Company will reduce the specific allowance for credit losses.

Inventories

Inventories are stated at lower of cost or net realizable value using the weighted average method. Costs include the cost of raw materials, freight, direct labor and related production overhead. Net realizable value is the estimated selling price in the normal course of business less any costs to complete and sell products. Write-down is recorded when future estimated net realizable value is less than cost, which is recorded in cost of revenue in the consolidated statements of comprehensive income. The Company periodically evaluates inventories against their net realizable value, and reduces the carrying value of those inventories that are obsolete or in excess of the forecasted usage to their estimated net realizable value based on various factors including aging and future demand of each type of inventories. The reversal of inventory written down is prohibited under the U.S. GAAP.

Fair value of financial instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1 — inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 — inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.

●	Level 3 — inputs to the valuation methodology are unobservable.

Unless otherwise disclosed, the fair value of the Company’s financial instruments, including cash, short-term investments, accounts receivable, due from related parties, short-term bank loans, accounts payable, due to related parties, accrued liabilities and other payable, and taxes payable, approximate the fair value of the respective assets and liabilities as of September 30, 2024 and 2023 based upon the short-term nature of the assets and liabilities.

Property, plant and equipment, net

Property, plant and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization of property and equipment is provided using the straight-line method over their expected useful lives, as follows:

Useful life
Buildings	20–25 years
Leasehold improvements	Lesser of useful life and lease term
Machinery and equipment	5–10 years
Automobiles	3–5 years
Office and electric equipment	3–5 years

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the consolidated statements of comprehensive income.

Leases

The Company leases offices spaces and employee dormitories, which is classified as operating leases in accordance with ASC Topic 842, Leases (“Topic 842”). Under Topic 842, lessees are required to recognize the following for all leases (with the exception of short-term leases, usually with an initial term of 12 months or less) on the commencement date: (i) lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and (ii) right-of-use (“ROU”) asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term.

At the commencement date, the Company recognizes the lease liability at the present value of the lease payments not yet paid, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate for the same term as the underlying lease. The ROU asset is recognized initially at cost, which primarily comprises the initial amount of the lease liability, plus any initial direct costs incurred, consisting mainly of brokerage commissions, less any lease incentives received. All ROU assets are reviewed for impairment annually. The Company also established a capitalization threshold of $10,000 for lease to be recognized as ROU and lease liability. There was no impairment for operating lease right-of-use lease assets as of September 30, 2024 and 2023.

Land use rights, net

Under the PRC law, all land in the PRC is owned by the government and cannot be sold to an individual or company. The government grants individuals and companies the right to use parcels of land for specified periods of time. Land use rights are stated at cost less accumulated amortization. Land use rights are amortized using the straight-line method with the following estimated useful lives:

Useful life
Land use rights	46 -50 years

Impairment of long-lived assets

Long-lived assets with finite lives, primarily property, plant and equipment, operating lease right-of-use assets and land use right are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the estimated cash flows from the use of the asset and its eventual disposition are below the asset’s carrying value, then the asset is deemed to be impaired and written down to its fair value. There were no impairments of these assets as of September 30, 2024 and 2023.

Revenue recognition

The Company generates its revenues primarily through sales of its products and recognizes revenue in accordance with ASC 606. ASC 606 establishes principles for reporting information about the nature, amount, timing and uncertainty of revenue and cash flows arising from the entity’s contracts to provide goods or services to customers. The core principle requires an entity to recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration that it expects to be entitled to receive in exchange for those goods or services recognized as performance obligations are satisfied.

ASC 606 requires the use of a new five-step model to recognize revenue from customer contracts. The five-step model requires that the Company (i) identify the contract with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocate the transaction price to the respective performance obligations in the contract, and (v) recognize revenue when (or as) the Company satisfies the performance obligation. The application of the five-step model to the revenue streams compared to the prior guidance did not result in significant changes in the way the Company records its revenue.

In accordance to ASC 606, the Company recognizes revenue when it transfers goods to customers in an amount that reflects the consideration to which the Company expects to be entitled in such exchange. The Company accounts for the revenue generated from sales of its products on a gross basis as the Company is acting as a principal in these transactions, is subject to inventory risk, has latitude in establishing prices, and is responsible for fulfilling the promise to provide customers the specified goods. All of the Company’s contracts have one single performance obligation as the promise is to transfer the individual goods to customers, and there are no other separately identifiable promises in the contracts. The Company’s revenue streams are recognized at a point in time when the control of goods is transferred to customer, which generally occurs at delivery. The Company’s products are sold with no right of return and the Company does not provide other credits or sales incentive to customers. Revenue is reported net of all value added taxes (“VAT”).

The Company generally offers 10 years warranty for the frame of its wheelchairs, and one year warranty for other parts of wheelchairs, except for “wear items”, i.e. those parts that wear out, such as tires or brake pads, which are covered under a warranty for six months. Historically, warranty costs incurred was immaterial, and the warranty costs for the years ended September 30, 2024, 2023 and 2022 were all $nil.

Contract Assets and Liabilities

Payment terms are established on the Company’s pre-established credit requirements based upon an evaluation of customers’ credit quality. The Company did not have contract assets as of September 30, 2024 and 2023. Contract liabilities are recognized for contracts where payment has been received in advance of delivery of the products. The contract liability balance can vary significantly depending on the timing when cash is received and when shipment or delivery occurs. As of September 30, 2024 and 2023, other than deferred revenue, the Company had no other contract liabilities or deferred contract costs recorded on its consolidated balance sheets, and the Company had no material incremental costs for obtaining a contract. Costs of fulfilling customers’ purchase orders, such as shipping, handling and delivery, which occur prior to the transfer of control, are recognized in selling, general and administrative expense when incurred.

Disaggregation of Revenues

The Company disaggregates its revenue from contracts by product types and geographic areas, as the Company believes it best depicts how the nature, amount, timing and uncertainty of the revenue and cash flows are affected by economic factors. The Company’s disaggregation of revenues for the years ended September 30, 2024, 2023 and 2022 are as the following:

Geographic information

The summary of the Company’s total revenues by geographic market for the years ended September 30, 2024, 2023 and 2022 was as follows:

	For the Years Ended September 30,
	2024	2023	2022
China domestic market	$8,610,981	$2,739,459	$2,743,257
Overseas market	14,891,029	17,081,998	16,447,284
Total revenue	$23,502,010	$19,821,457	$19,190,541

Revenue by product categories

The summary of the Company’s total revenues by product categories for the years ended September 30, 2024, 2023 and 2022 was as follows:

	For the Years Ended September 30,
	2024	2023	2022
Wheelchair	$14,866,699	$16,348,133	$15,622,273
Wheelchair components and others	8,635,311	3,473,324	3,568,268
Total revenue	$23,502,010	$19,821,457	$19,190,541

Research and development expenses

In connection with the design and development of wheelchair and other living aids products, the Company expense all internal research costs as incurred, which primarily comprise employee costs, internal and external costs related to execution of studies, manufacturing costs, facility costs of the research center, and amortization of land use right, depreciation for property, plant and equipment used in the research and development activities. For the years ended September 30, 2024, 2023 and 2022, research and development expenses were $1,497,325, $1,542,894 and $1,892,532, respectively.

Non-controlling Interest

For the Company’s consolidated subsidiaries, the VIE and the VIE’s subsidiaries, non-controlling interests are recognized to reflect the portion of their equity that is not attributable, directly or indirectly, to the Company as the controlling shareholder. Non-controlling interests are classified as a separate line item in the equity section of the Company’s consolidated balance sheets and have been separately disclosed in the Company’s consolidated statements of comprehensive income to distinguish the interests from that of the controlling shareholder.

Income taxes

The Company accounts for current income taxes in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. No significant penalties or interest relating to income taxes have been incurred during the years ended September 30, 2024, 2023 and 2022. The Company does not believe there was any uncertain tax provision at September 30, 2024 and 2023.

The Company’s subsidiaries, VIE and VIE’s subsidiaries in China are subject to the income tax laws of the PRC. No income was generated outside the PRC for the years ended September 30, 2024, 2023 and 2022. As of September 30, 2024, all of the Company’s tax returns of its PRC Subsidiaries remain open for statutory examination by PRC tax authorities.

Value added tax (“VAT”)

Sales revenue is reported net of VAT. The VAT is based on gross sales price and VAT rates range up to 13% in the years ended September 30, 2024, 2023 and 2022, depending on the type of products sold. The VAT may be offset by VAT paid by the Company on purchased raw materials and other materials included in the cost of producing or acquiring its finished products. The Company recorded a VAT payable or receivable net of payments in the accompanying consolidated financial statements. For domestic sales of wheelchairs, VAT is exempted. Further, when exporting goods, the exporter is entitled to some or all of the refunds of the VAT paid or assessed when the Company completes all the required tax filing procedures. All of the VAT returns filed for the Company have been and remain subject to examination by the tax authorities for five years from the date of filing. VAT tax refunds associated with export sales amounted to $807,551, $1,083,136 and $1,061,843 for the years ended September 30, 2024, 2023 and 2022, respectively.

Warrant accounting

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in ASC 480, “Distinguishing Liabilities from Equity” (“ASC 480”) and ASC Topic 815, “Derivatives and Hedging” (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own ordinary shares and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent interim period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of equity at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded as liabilities at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss on the statements of comprehensive income.

As the warrants issued upon the initial public offering meet the criteria for equity classification under ASC 815, therefore, the warrants are classified as equity.

Earnings per share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average common shares outstanding for the period. Diluted presents the dilutive effect on a per share basis of potential common shares (e.g., convertible securities, options and warrants), using the treasury stock method, as if they had been converted at the beginning of the periods presented, or issuance date, if later. In computing diluted EPS, the treasury stock method assumes that outstanding potential common shares are exercised and the proceeds are used to purchase common share at the average market price during the period. Potential common shares may have a dilutive effect under the treasury stock method only when the average market price of the common share during the period exceeds the exercise price of the potential common shares. Potential common shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. As of September 30, 2024 and 2023, there were no dilutive shares.

Risks and uncertainties

The main operation of the Company is located in the PRC. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in the PRC, as well as by the general state of the PRC economy. The Company’s results may be adversely affected by changes in the political, regulatory and social conditions in the PRC. Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations including its organization and structure disclosed in Note 1, this may not be indicative of future results.

The Company’s business, financial condition and results of operations may also be negatively impacted by risks related to natural disasters, extreme weather conditions, health epidemics and other catastrophic incidents, which could significantly disrupt the Company’s operations.

In December 2019, a novel strain of coronavirus (COVID-19) was first reported in Wuhan, China and then spread globally. On March 11, 2020, the World Health Organization categorized COVID-19 as a global pandemic. Due to a resurgence of the COVID-19 pandemic in March 2022 (“2022 Outbreak”) in China, there have been delays in the purchase of raw material supplies and delivery of products to domestic customers in China on a timely basis as a consequence of travel restrictions. Shipments and customer clearance for overseas sales were also delayed due to the stricter border control protocols. Although the situation has eased since mid-May 2022, the number of orders placed by the customers were affected as the business of those customers were negatively impacted by the 2022 Outbreak. Therefore, the 2022 Outbreak negatively affected the Company’s business operations and financial results for the year ended September 30, 2022. In early December 2022, China announced a nationwide loosening of its zero-covid policy, and most of the travel restrictions and quarantine requirements were lifted since December 2022. Although there were significant surges of COVID-19 cases in many cities in China after the lifting of these restrictions, the spread of the COVID-19 was slowed down and it was successfully under control since January 2023, and the Company’s business operations have been recovered to the level prior to the COVID-19 pandemic. Due to the dynamic nature of the circumstances and the uncertainty around the potential resurgence of COVID-19 cases in China, the continual spread of the virus globally especially in Japan, the Company’s major international market, and the instability of local and global government policies and restrictions, the COVID-19 impact over the Company’s business in the future cannot be reasonably estimated at this time. If COVID-19 cases resurge in the area the Company conducted its business and local governments implemented new restrictions in the effort to contain the spread or certain other foreign governments such as Japan imposed new import restrictions, it is expected the Company’s business will be negatively impacted.

Additionally, since February, 2022, the global markets are experiencing volatility and disruption following the escalation of geopolitical tensions and the start of the military conflict between Russia and Ukraine. The Company’s operation has not been impacted by the ongoing military conflict, however, due to the significant uncertainties around the further development of the conflict, the potential additional sanctions and other volatilities that could be brought to the global market, it is impossible to predict the extent to which the Company’s operation and business may be impacted.

Foreign currency translation

The functional currency for Jin Med is U.S Dollar (“US$” or “$”). Zhongjin HK uses Hong Kong dollar as its functional currency. However, Jin Med and Zhongjin HK currently only serve as holding company and do not have active operation as of the date of this report. The Company’s functional currency for its PRC subsidiaries is the Chinese Yuan (“RMB”). The Company’s consolidated financial statements have been translated into the reporting currency of U.S. Dollars. Assets and liabilities of the Company are translated at the exchange rate at each reporting period end date. Equity is translated at historical rates. Income and expense accounts are translated at the average rate of exchange during the reporting period. The resulting translation adjustments are reported under other comprehensive income. Gains and losses resulting from foreign currency transactions are reflected in the results of operations.

The RMB is not freely convertible into foreign currency and all foreign exchange transactions must take place through authorized institutions. No representation is made that the RMB amounts could have been, or could be, converted into US$ at the rates used in translation.

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	September 30, 2024	September 30, 2023	September 30, 2022
Year-end spot rate	US$1=RMB7.0149	US$1=RMB7.2952	US$1=RMB7.1135
Average rate	US$1=RMB7.1918	US$1=RMB7.0511	US$1=RMB6.5532

Comprehensive income

Comprehensive income consists of two components, net income and other comprehensive income (loss). The foreign currency translation gain or loss resulting from translation of the financial statements expressed in RMB to US$ is reported in other comprehensive income (loss) in the consolidated statements of comprehensive income.

Statement of cash flows

In accordance with ASC 230, “Statement of Cash Flows”, cash flows from the Company’s operations are formulated based upon the local currencies. As a result, amounts related to assets and liabilities reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets.

Employee benefit expenses

The Company’s subsidiaries, VIE and VIE’s subsidiaries in the PRC participate in a government-mandated employer social insurance plan pursuant to which certain social security benefits, work-related injury benefits, maternity leave insurance, medical insurance, unemployment benefit and housing fund are provided to eligible full-time employees. The relevant labor regulations require the Company’s subsidiaries in the PRC to pay the local labor and social welfare authorities monthly contributions based on the applicable benchmarks and rates stipulated by the local government. The contributions to the plan are expensed as incurred. Employee social security and welfare benefits included as expenses in the consolidated statements of comprehensive income amounted to $520,511, $449,954 and $626,534 for the years ended September 30, 2024, 2023 and 2022, respectively.

Recent accounting pronouncements

The Company considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued.

In November 2023, the FASB issued ASU No. 2023-07, “Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures.” This ASU expands required public entities’ segment disclosures, including disclosure of significant segment expenses that are regularly provided to the chief operating decision maker and included within each reported measure of segment profit or loss, an amount and description of its composition for other segment items and interim disclosures of a reportable segment’s profit or loss and assets. This ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company plans to adopt this guidance effective October 1, 2025 and the adoption of this ASU is not expected to have a material impact on its consolidated financial statements.

In December 2023, the FASB issued ASU No. 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures”. This ASU requires additional quantitative and qualitative income tax disclosures to enable financial statements users better assess how an entity’s operations and related tax risks and tax planning and operational opportunities affect its tax rate and prospects for future cash flows. This ASU is effective for fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company plans to adopt this guidance effective October 1, 2025 and the adoption of this ASU is not expected to have a material impact on its consolidated financial statements.

In November 2024, FASB issued ASU No. 2024-03, “Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosure (Subtopic 220-40): Disaggregation of Income Statement Expenses. This ASU requires public business entities (“PBEs”) to disclose, in interim and annual reporting periods, additional information about certain expenses in the notes to financial statements. This ASU is effective for fiscal years beginning after December 15, 2026 and interim reporting periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The Company plans to adopt this guidance effectively October 1, 2027 and the adoption of this ASU is not expected to have a material impact on its consolidated financial statements.